Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
Summary Of Changes In Capitalized MSR

(Dollars in thousands)	First Liens	Second Liens	HELOC	Total

Fair value on January 1, 2010	296,115	1,174	5,322	302,611
Adjustment due to adoption of amendments to ASC 810	(197)	(928)	(1,168)	(2,293)
Reductions due to loan payments	(34,943)	(41)	(1,201)	(36,185)
Reductions due to sale	(24,558)	-	-	(24,558)
Reductions due to exercise of cleanup calls	(1,110)	-	-	(1,110)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(31,296)	-	-	(31,296)
Other changes in fair value	(199)	57	292	150

Fair value on December 31, 2010	$203,812	$262	$3,245	$207,319

Reductions due to loan payments	(21,539)	(41)	(215)	(21,795)
Reductions due to exercise of cleanup calls	(195)	-	-	(195)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(41,370)	-	-	(41,370)
Other changes in fair value	16	10	84	110

Fair value on December 31, 2011	$140,724	$231	$3,114	$144,069